Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories	Note 9. Inventories

As at December 31:	2024	2023
Raw materials	$1	$1,111
Work-in-progress	—	88
Finished goods	—	—
	$1	$1,199